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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

May 2, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549


Subj:  SBL Fund
       File Nos.:  2-59353 and 811-2753


Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for SBL Fund do not differ from that contained in Post-Effective Amendment No. 41. This Post-Effective Amendment was filed electronically on May 1, 2000.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
SBL Fund